Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Sources Of Income Before Income Taxes Classified Between Domestic And Foreign Entities
The sources of income (loss) from continuing operations, before income taxes, classified between domestic entities and those entities domiciled outside of the United States, are as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Domestic entities	$454	$(157)	$(222)
Entities outside the United States	850	(17)	232
Total	$1,304	$(174)	$10

Components Of Income Tax Provision
The income tax benefit on income (loss) from continuing operations is comprised of:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Current:
Federal	$392	$(32)	$(79)
State	16	14	(22)
Foreign	247	36	59
	655	18	(42)
Deferred:
Federal	(899)	(7)	(39)
State	(59)	(1)	48
Foreign	61	(84)	(29)
	(897)	(92)	(20)
Total income tax benefit	$(242)	$(74)	$(62)

Federal Statutory Tax Rate To Effective Tax Rate Reconciliation
The major elements contributing to the difference between the U.S. federal statutory tax rate of 31.5% and the effective tax rate ("ETR") for continuing operations are as follows:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
Statutory rate	31.5%	(35.0)%	35.0%
State income tax, net of federal tax	2.0	(4.0)	(145.7)
United States Tax Reform	(40.6)	—	—
Change in Indefinite Reinvestment Assertion	3.3	—	—
Loss of attributes due to merger	5.1	—	—
Change in uncertain tax positions	(0.2)	(3.4)	(685.0)
Foreign tax rate differential	(5.7)	(41.1)	(377.4)
Capitalized transaction costs	1.0	12.1	22.3
Change in valuation allowances	(7.7)	34.3	743.6
Excess tax benefits for stock compensation	(3.0)	(11.3)	(230.0)
Prepaid tax asset amortization	0.3	7.1	78.8
Income Tax and Foreign Tax Credits	(7.6)	(2.0)	(58.0)
Other items, net	3.0	0.8	(3.6)
Effective tax rate	(18.6)%	(42.5)%	(620.0)%

Components Of Deferred Tax Assets and Liabilities
The deferred tax assets (liabilities) were as follows:

	As of
(in millions)	March 31, 2018	March 31, 2017
Deferred tax assets
Employee benefits	$156	$172
Tax loss/credit carryforwards	1,665	1,307
Accrued interest	18	16
Contract accounting	134	89
Other assets	232	83
Total deferred tax assets	2,205	1,667
Valuation allowance	(1,440)	(1,094)
Net deferred tax assets	765	573

Deferred tax liabilities
Depreciation and amortization	(888)	(282)
Investment basis differences	(62)	(103)
Other liabilities	(94)	(45)
Total deferred tax liabilities	(1,044)	(430)

Total net deferred tax assets (liabilities)	$(279)	$143

Schedule of Deferred Tax Assets and Liabilities
Income tax related assets are included in the accompanying balance sheets as follows:

	As of
(in millions)	March 31, 2018	March 31, 2017
Current:
Income tax receivables	$154	$146
	$154	$146
Non-current:
Income taxes receivable and prepaid taxes	$30	$50
Deferred tax assets	373	381
	$403	$431

Total	$557	$577

Income tax related liabilities are included in the accompanying balance sheet as follows:

	As of
(in millions)	March 31, 2018	March 31, 2017
Current:
Liability for uncertain tax positions	$(15)	$(17)
Income taxes payable	(112)	(21)
	$(127)	$(38)
Non-current:
Deferred taxes	(652)	(238)
Income taxes payable	(278)	—
Liability for uncertain tax positions	(236)	(185)
	$(1,166)	$(423)

Total	$(1,293)	$(461)

Summary of Operating Loss Carryforwards
The following table provides information on the Company's various tax carryforwards:

	As of March 31, 2018				As of March 31, 2017
(in millions)	Total	With No Expiration	With Expiration	Expiration Dates Through	Total	With No Expiration	With Expiration	Expiration Dates Through
Net operating loss carryforwards
Federal	$41	$—	$41	2037	$65	$—	$65	2037
State	$873	$—	$873	2038	$911	$—	$911	2037
Foreign	$6,522	$6,287	$235	2038	$4,608	$4,537	$71	2036
Tax credit carryforwards
Federal	$—	$—	$—	N/A	$7	$—	$7	2024
State	$28	$7	$21	2038	$45	$10	$35	2026
Foreign	$21	$—	$21	2020	$10	$—	$10	2020
Capital loss carryforwards
Federal	$—	$—	$—	N/A	$—	$—	$—	N/A
State	$—	$—	$—	N/A	$289	$—	$289	2018
Foreign	$240	$193	$47	2023	$235	$235	$—	N/A

Summary of Tax Credit Carryforwards
The following table provides information on the Company's various tax carryforwards:

	As of March 31, 2018				As of March 31, 2017
(in millions)	Total	With No Expiration	With Expiration	Expiration Dates Through	Total	With No Expiration	With Expiration	Expiration Dates Through
Net operating loss carryforwards
Federal	$41	$—	$41	2037	$65	$—	$65	2037
State	$873	$—	$873	2038	$911	$—	$911	2037
Foreign	$6,522	$6,287	$235	2038	$4,608	$4,537	$71	2036
Tax credit carryforwards
Federal	$—	$—	$—	N/A	$7	$—	$7	2024
State	$28	$7	$21	2038	$45	$10	$35	2026
Foreign	$21	$—	$21	2020	$10	$—	$10	2020
Capital loss carryforwards
Federal	$—	$—	$—	N/A	$—	$—	$—	N/A
State	$—	$—	$—	N/A	$289	$—	$289	2018
Foreign	$240	$193	$47	2023	$235	$235	$—	N/A

Liabilities For Uncertain Tax Positions
In accordance with ASC 740, the Company’s liability for uncertain tax positions was as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017
Tax	$219	$192
Interest	40	25
Penalties	25	11
Net of tax attributes	(33)	(26)
Total	$251	$202

Summary of Income Tax Contingencies
The following table summarizes the activity related to the Company’s uncertain tax positions (excluding interest and penalties and related tax attributes):

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Balance at beginning of fiscal year	$192	$180	$304
Gross increases related to prior year tax positions	10	14	21
Gross decreases related to prior year tax positions	(12)	(12)	(101)
Gross increases related to current year tax positions	7	10	7
Settlements and statute of limitation expirations	(19)	(7)	(48)
Acquisitions	39	6	3
Foreign exchange and others	2	1	(6)
Balance at end of fiscal year	$219	$192	$180

Schedule Of Change Of Interest And Penalties
The following table presents the change in interest and penalties from the previous reported period, as well as the liability at the end of each period presented:

	As of and for the Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
(in millions)	Increase (Decrease)
Interest	$2	$(8)	$(6)
Interest, net of tax	$2	$(9)	$(4)
Accrued penalties	$—	$—	$2
Liability for interest	$40	$25	$33
Liability for interest, net of tax	$36	$20	$29
Liability for penalties	$25	$11	$11

Tax Examination Status
A summary of the tax years that remain subject to examination in certain of the Company’s major tax jurisdictions are:

Jurisdiction:	Tax Years that Remain Subject to Examination (Fiscal Year Ending):
United States – Federal	2008 and forward
United States – Various States	2008 and forward
Australia	2012 and forward
Canada	2010 and forward
France	2013 and forward
Germany	2010 and forward
India	1998 and forward
United Kingdom	2013 and forward